Note 15 - Income Taxes (Details) - Income Tax Expense Reconciliation (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Expense Reconciliation [Abstract]
Federal income tax provision (benefit)	$ 60,000
State income tax provision (benefit)	0	0
Total	$ 60,000